Meridian Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)
	Shares	Value
Common Stocks - 89.6%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Cargurus, Inc.[1]	220,218	$7,498,423
Total Communication Services		7,498,423
Consumer Discretionary - 7.0%
Automobile Components - 0.5%
Fox Factory Holding Corp.[1]	143,133	2,355,969
Hotels, Restaurants & Leisure - 3.5%
Churchill Downs, Inc.	125,153	11,242,494
DraftKings, Inc. Class A1	258,112	5,580,381
		16,822,875
Household Durables - 1.1%
Somnigroup International, Inc.	70,577	5,217,052
Specialty Retail - 1.1%
Chewy, Inc. Class A1	126,119	3,405,213
Floor & Decor Holdings, Inc. Class A1	42,579	2,163,013
		5,568,226
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp.[1]	40,883	4,091,980
Total Consumer Discretionary		34,056,102
Consumer Staples - 2.4%
Tobacco - 2.4%
Turning Point Brands, Inc.	137,026	11,892,487
Total Consumer Staples		11,892,487
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Crescent Energy Co. Class A	229,392	3,096,792
Viper Energy, Inc. Class A	179,766	8,447,204
Total Energy		11,543,996
Financials - 6.2%
Capital Markets - 1.7%
Houlihan Lokey, Inc.	18,304	2,628,820
WisdomTree, Inc.[2]	374,780	5,456,797
		8,085,617
Consumer Finance - 0.8%
Figure Technology Solutions, Inc. Class A1,2	118,131	4,010,547
Financial Services - 2.0%
Euronet Worldwide, Inc.[1]	95,917	6,366,011
Remitly Global, Inc.[1]	212,750	3,333,793
		9,699,804
	Shares	Value
Insurance - 1.7%
Accelerant Holdings Class A (Cayman Islands)[1,2]	270,704	$3,616,605
First American Financial Corp.	80,074	4,827,662
		8,444,267
Total Financials		30,240,235
Health Care - 26.3%
Biotechnology - 7.8%
Agios Pharmaceuticals, Inc.[1]	86,352	2,921,288
Dyne Therapeutics, Inc.[1]	94,278	1,709,260
Halozyme Therapeutics, Inc.[1]	127,018	8,209,173
Legend Biotech Corp. ADR[1,2]	82,953	1,500,620
Madrigal Pharmaceuticals, Inc.[1]	13,516	7,075,221
Nuvalent, Inc. Class A1	34,648	3,549,688
Praxis Precision Medicines, Inc.[1]	18,871	6,080,047
Veracyte, Inc.[1]	210,982	6,795,730
		37,841,027
Health Care Equipment & Supplies - 10.5%
Axogen, Inc.[1]	304,210	10,078,477
Cooper Cos., Inc. (The)[1]	146,294	10,460,021
Globus Medical, Inc. Class A1	105,287	9,071,528
Merit Medical Systems, Inc.[1]	51,539	3,552,583
STERIS Plc	37,595	8,313,383
Tandem Diabetes Care, Inc.[1]	496,572	9,519,285
TransMedics Group, Inc.[1,2]	1,958	194,645
		51,189,922
Health Care Providers & Services - 3.3%
HealthEquity, Inc.[1]	26,009	2,173,572
Hinge Health, Inc. Class A1	236,113	9,104,517
Lumexa Imaging Holdings, Inc.[1]	284,174	2,443,897
Privia Health Group, Inc.[1]	119,635	2,460,892
		16,182,878
Health Care Technology - 2.8%
Certara, Inc.[1,2]	785,170	4,475,469
Waystar Holding Corp.[1,2]	377,844	9,109,819
		13,585,288
Life Sciences Tools & Services - 0.9%
Bio-Techne Corp.[2]	41,491	2,168,320
Stevanato Group SpA (Italy)	135,302	1,860,402
		4,028,722
Pharmaceuticals - 1.0%
Definium Therapeutics, Inc.[1]	261,246	4,937,549
Total Health Care		127,765,386
Industrials - 26.7%
Aerospace & Defense - 5.0%
Curtiss-Wright Corp.	18,143	12,357,560
StandardAero, Inc.[1]	366,705	9,471,990

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
	Shares	Value
York Space Systems, Inc.[1,2]	116,532	$2,583,515
		24,413,065
Building Products - 0.9%
AAON, Inc.[2]	53,484	4,425,801
Commercial Services & Supplies - 4.5%
Cimpress Plc (Ireland)[1]	112,080	8,181,840
MSA Safety, Inc.	14,271	2,339,730
RB Global, Inc. (Canada)[2]	119,475	11,451,679
		21,973,249
Construction & Engineering - 2.2%
Legence Corp. Class A1,2	81,342	4,592,569
Sterling Infrastructure, Inc.[1]	15,050	6,129,414
		10,721,983
Electrical Equipment - 4.1%
Bloom Energy Corp. Class A1	29,477	3,993,839
Generac Holdings, Inc.[1]	38,742	7,567,475
Sensata Technologies Holding Plc	234,874	8,272,262
		19,833,576
Machinery - 5.6%
Federal Signal Corp.	102,436	11,077,429
JBT Marel Corp.	51,088	6,532,623
SPX Technologies, Inc.[1]	33,758	6,749,574
Timken Co. (The)	30,568	3,074,224
		27,433,850
Marine Transportation - 2.1%
Kirby Corp.[1]	75,841	10,077,752
Professional Services - 0.6%
TriNet Group, Inc.	79,732	2,904,637
Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	31,320	8,309,822
Total Industrials		130,093,735
Information Technology - 15.8%
IT Services - 0.2%
Applied Digital Corp.[1,2]	45,986	1,091,708
Semiconductors & Semiconductor Equipment - 6.5%
Entegris, Inc.	42,167	4,943,659
GLOBALFOUNDRIES, Inc.[1]	190,535	8,474,997
Lattice Semiconductor Corp.[1]	72,963	6,768,048
ON Semiconductor Corp.[1]	121,730	7,537,521
Rambus, Inc.[1]	41,197	3,544,178
		31,268,403
Software - 9.1%
Alkami Technology, Inc.[1,2]	360,760	5,653,109
Aurora Innovation, Inc.[1,2]	618,915	2,549,930
Cellebrite DI Ltd. (Israel)[1]	245,538	3,383,514
	Shares	Value
Dynatrace, Inc.[1]	218,467	$8,078,910
Elastic, N.V.[1]	41,779	2,088,532
Klaviyo, Inc. Class A1,2	339,579	6,608,207
N-able, Inc.[1]	464,624	2,169,794
ServiceTitan, Inc. Class A1,2	40,659	2,580,220
Trimble, Inc.[1]	171,315	11,174,878
		44,287,094
Total Information Technology		76,647,205
Materials - 1.3%
Construction Materials - 1.3%
Eagle Materials, Inc.	10,754	2,037,345
United States Lime & Minerals, Inc.	31,604	4,127,799
Total Materials		6,165,144
Total Common Stocks - 89.6% (Cost $362,108,128)		435,902,713
Preferred Stocks - 6.0%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	9,860,928
Total Communication Services		9,860,928
Information Technology - 2.4%
IT Services - 1.5%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	7,211,449
Software - 0.9%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	3,075,172
Skyryse, Inc. Series C-1 Acquisition Date: 4/10/24, Cost $1,000,000[1,3,4]	49,338	1,230,983
		4,306,155
Total Information Technology		11,517,604

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
	Shares	Value
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	$7,611,275
Total Real Estate		7,611,275
Total Preferred Stocks - 6.0% (Cost $28,434,678)		28,989,807
Private Investment Fund - 0.8%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	3,988,983
Total Private Investment Fund - 0.8% (Cost $4,037,882)		3,988,983

	Shares/ Principal Amount	Value
Short-Term Investments - 1.0%
Money Market Funds - 1.0%
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.58% [6,7] (Cost $4,929,971)	4,929,971	$4,929,971
Total Short-Term Investments - 1.0% (Cost $4,929,971)		4,929,971
Total Investments - 97.4% (Cost $399,510,659)		473,811,474
Cash and Other Assets, Less Liabilities - 2.6%		12,737,774
Net Assets - 100.0%		$486,549,248

ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2026. Total value of such securities at period-end amounts to
$40,047,273 and represents 8.23% of net assets. Securities loaned with a value of $103,185 are pending settlement as of March 31, 2026.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $32,978,790 and represents 6.78% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures Utilized by the Valuation Designee.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	The rate shown is the 7-Day SEC yield as of March 31, 2026.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/